Property, Plant and Equipment	9 Months Ended
Sep. 30, 2011
Property, Plant and Equipment

(8) Property, Plant and Equipment

Property, plant and equipment, net, consisted of the following:

	December 31, 2010	December 31, 2009
Land and improvements	$59,023	$57,456
Buildings and leasehold improvements	219,735	214,758
Equipment	696,542	681,930
Capital leases	3,817	4,090
Construction in progress	38,675	28,955

	1,017,792	987,189
Less–Accumulated depreciation	(607,285)	(571,544)

Property, plant and equipment, net	$410,507	$415,645